Shareholder Report				6 Months Ended
	Dec. 03, 2021	Nov. 29, 2017	Nov. 20, 2017	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSRS
Amendment Flag				false
Registrant Name				FORUM FUNDS
Entity Central Index Key				0000315774
Entity Investment Company Type				N-1A
Document Period End Date				Dec. 31, 2024
C000012489
Shareholder Report [Line Items]
Fund Name				DF Dent Premier Growth Fund
Trading Symbol				DFDPX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$51	0.99%

Expenses Paid, Amount				$ 51
Expense Ratio, Percent				0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Premier Growth Fund underperformed its benchmark, the S&P 500 Index. The underperformance was influenced by both sector allocation and stock selection. The largest detractors were stock selection in Industrials and Information Technology and an overweight to Health Care. Within Information Technology, our position in semiconductors has broadly detracted from performance. Both stock selection and our underweight to Consumer Discretionary also detracted from performance. Notably, the Real Estate and Health Care sectors contributed positively to the portfolio’s performance, as did an underweight in the Energy sector.

The Consumer Discretionary and Financials sectors were the largest contributors to the benchmark’s return. In the Fund, the Consumer Discretionary sector underperformed, driven by both stock selection and sector allocation. Similarly, the Industrials sector underperformed in the portfolio due to stock selection. The Energy and Health Care sectors detracted the most from the benchmark’s performance.

The Fund experienced fluctuating performance relative to the S&P 500 Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December. Initially the outperformance was driven by positive stock selection and favorable sector allocation, but the subsequent months, particularly December, showed a reversal with both stock selection and sector allocation contributing to the underperformance.

Top Contributors

  CBRE Group, Inc., Class A

  Visa, Inc., Class A

   Mastercard, Inc., Class A

  Amazon.com, Inc.

  Guidewire Software, Inc.

Top Detractors

  Monolithic Power Systems, Inc.

  ASML Holding NV

  Uber Technologies, Inc.

  Danaher Corp.

  Microsoft Corp.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	DF Dent Premier Growth Fund	S&P 500® Index
12/31/14	$10,000	$10,000
03/31/15	$10,073	$10,095
06/30/15	$10,279	$10,123
09/30/15	$9,706	$9,471
12/31/15	$10,154	$10,138
03/31/16	$9,919	$10,275
06/30/16	$10,067	$10,527
09/30/16	$10,624	$10,933
12/31/16	$10,401	$11,351
03/31/17	$11,197	$12,039
06/30/17	$12,144	$12,411
09/30/17	$12,914	$12,967
12/31/17	$13,712	$13,829
03/31/18	$14,505	$13,724
06/30/18	$15,176	$14,195
09/30/18	$16,418	$15,290
12/31/18	$13,967	$13,223
03/31/19	$16,739	$15,027
06/30/19	$18,384	$15,674
09/30/19	$18,610	$15,940
12/31/19	$19,958	$17,386
03/31/20	$16,917	$13,979
06/30/20	$21,476	$16,850
09/30/20	$22,889	$18,355
12/31/20	$25,612	$20,585
03/31/21	$25,516	$21,856
06/30/21	$28,125	$23,724
09/30/21	$28,306	$23,862
12/31/21	$29,997	$26,494
03/31/22	$26,763	$25,276
06/30/22	$21,644	$21,206
09/30/22	$20,294	$20,170
12/31/22	$21,583	$21,696
03/31/23	$23,237	$23,322
06/30/23	$24,951	$25,361
09/30/23	$23,626	$24,531
12/31/23	$26,853	$27,399
03/31/24	$29,370	$30,291
06/30/24	$28,912	$31,589
09/30/24	$31,283	$33,448
12/31/24	$30,789	$34,254

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	14.66%	9.06%	11.90%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet				$ 229,987,612
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 1,012,285
InvestmentCompanyPortfolioTurnover				7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$229,987,612
# of Portfolio Holdings	40
Portfolio Turnover Rate	7%
Investment Advisory Fees (Net of fees waived)	$1,012,285

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Information Technology	21.5%
Industrials	20.1%
Financials	18.5%
Health Care	17.9%
Materials	7.1%
Consumer Discretionary	6.1%
Communication Services	4.7%
Real Estate	4.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Amazon.com, Inc.	6.10%
Visa, Inc., Class A	5.18%
Mastercard, Inc., Class A	4.99%
Alphabet, Inc., Class C	4.67%
Microsoft Corp.	4.08%
S&P Global, Inc.	3.86%
HEICO Corp., Class A	3.59%
TransDigm Group, Inc.	3.41%
Guidewire Software, Inc.	3.20%
Danaher Corp.	3.16%

* excluding cash equivalents

C000102025
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Investor
Trading Symbol				DFDMX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.90%

Expenses Paid, Amount				$ 47
Expense Ratio, Percent				0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate and Financials. Being overweight Technology and underweight Energy also contributed to performance. This was offset by stock selection in Industrials and our overweight to Life Sciences within Health Care as they detracted from performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners Palantir Technologies, Inc. (PLTR) and AppLovin Corp. (APP) alone accounted for our portfolio’s shortfall for the past 6 months. Stock selection in Industrials and Technology and our overweight to Materials and Healthcare also detracted from performance. On the positive side, stock selection within Financials, Real Estate, and Health Care and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance.

The Fund experienced fluctuating performance relative to the Russell 2500 Index, starting with a positive July and August followed by losses through November. A slight recovery was observed in December.

The Fund experienced fluctuating performance relative to the Russell Midcap Growth Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Guidewire Software, Inc.

  Atlassian Corp., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  Edwards Lifesciences Corp.

  Microchip Technology, Inc.

  Mettler-Toledo International, Inc.

  WNS Holdings, Ltd.

  Entegris, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,209	$10,517	$10,538
06/30/15	$10,627	$10,481	$10,418
09/30/15	$9,778	$9,402	$9,585
12/31/15	$10,079	$9,710	$9,980
03/31/16	$10,059	$9,748	$10,038
06/30/16	$10,362	$10,096	$10,195
09/30/16	$10,800	$10,759	$10,663
12/31/16	$10,506	$11,418	$10,711
03/31/17	$11,215	$11,847	$11,450
06/30/17	$12,200	$12,099	$11,932
09/30/17	$12,902	$12,673	$12,563
12/31/17	$13,786	$13,337	$13,418
03/31/18	$14,510	$13,305	$13,710
06/30/18	$15,031	$14,065	$14,143
09/30/18	$16,148	$14,725	$15,214
12/31/18	$13,760	$12,003	$12,781
03/31/19	$16,392	$13,902	$15,288
06/30/19	$18,079	$14,313	$16,114
09/30/19	$18,240	$14,130	$16,005
12/31/19	$19,283	$15,336	$17,314
03/31/20	$16,424	$10,778	$13,844
06/30/20	$20,816	$13,641	$18,033
09/30/20	$21,790	$14,443	$19,724
12/31/20	$25,150	$18,402	$23,475
03/31/21	$24,810	$20,413	$23,342
06/30/21	$26,921	$21,524	$25,927
09/30/21	$27,112	$20,947	$25,730
12/31/21	$28,244	$21,748	$26,463
03/31/22	$24,426	$20,483	$23,134
06/30/22	$19,660	$17,005	$18,259
09/30/22	$18,348	$16,526	$18,140
12/31/22	$19,624	$17,753	$19,392
03/31/23	$21,314	$18,355	$21,163
06/30/23	$22,597	$19,314	$22,483
09/30/23	$21,285	$18,390	$21,308
12/31/23	$24,120	$20,846	$24,408
03/31/24	$25,956	$22,289	$26,726
06/30/24	$24,295	$21,336	$25,867
09/30/24	$26,867	$23,202	$27,559
12/31/24	$26,809	$23,347	$29,803

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	11.15%	6.81%	10.36%
Russell 2500 Index	12.00%	8.77%	8.85%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 407,379,623
Holdings Count | Holding				39
Advisory Fees Paid, Amount				$ 1,608,046
InvestmentCompanyPortfolioTurnover				25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$407,379,623
# of Portfolio Holdings	39
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$1,608,046

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	25.0%
Health Care	19.6%
Information Technology	18.5%
Financials	14.4%
Materials	9.9%
Real Estate	8.3%
Consumer Discretionary	4.3%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Vulcan Materials Co.	5.21%
Ecolab, Inc.	4.69%
Veeva Systems, Inc., Class A	4.55%
CoStar Group, Inc.	4.20%
CBRE Group, Inc., Class A	4.09%
Veralto Corp.	4.02%
Markel Group, Inc.	3.97%
Bio-Techne Corp.	3.79%
HEICO Corp., Class A	3.79%
Old Dominion Freight Line, Inc.	3.78%

* excluding cash equivalents

C000195205
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Institutional
Trading Symbol				DFMGX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.85%

Expenses Paid, Amount				$ 45
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate and Financials. Being overweight Technology and underweight Energy also contributed to performance. This was offset by stock selection in Industrials and our overweight to Life Sciences within Health Care as they detracted from performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners Palantir Technologies, Inc. (PLTR) and AppLovin Corp. (APP) alone accounted for our portfolio’s shortfall for the past 6 months. Stock selection in Industrials and Technology and our overweight to Materials and Healthcare also detracted from performance. On the positive side, stock selection within Financials, Real Estate, and Health Care and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance.

The Fund experienced fluctuating performance relative to the Russell 2500 Index, starting with a positive July and August followed by losses through November. A slight recovery was observed in December.

The Fund experienced fluctuating performance relative to the Russell Midcap Growth Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Guidewire Software, Inc.

  Atlassian Corp., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  Edwards Lifesciences Corp.

  Microchip Technology, Inc.

  Mettler-Toledo International, Inc.

  WNS Holdings, Ltd.

  Entegris, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/14	$500,000	$500,000	$500,000
3/31/15	$510,451	$525,842	$526,890
6/30/15	$531,352	$524,044	$520,880
9/30/15	$488,896	$470,084	$479,264
12/31/15	$503,947	$485,492	$499,001
3/31/16	$502,936	$487,399	$501,890
6/30/16	$518,105	$504,812	$509,732
9/30/16	$540,015	$537,941	$533,139
12/31/16	$525,308	$570,886	$535,571
3/31/17	$560,734	$592,329	$572,493
6/30/17	$609,992	$604,972	$596,625
9/30/17	$645,080	$633,658	$628,144
12/31/17	$689,307	$666,854	$670,897
3/31/18	$725,515	$665,260	$685,485
6/30/18	$751,910	$703,238	$707,129
9/30/18	$808,083	$736,265	$760,691
12/31/18	$688,694	$600,156	$639,026
3/31/19	$820,624	$695,086	$764,409
6/30/19	$905,661	$715,667	$805,701
9/30/19	$913,710	$706,490	$800,274
12/31/19	$966,588	$766,796	$865,686
3/31/20	$823,612	$538,890	$692,203
6/30/20	$1,043,901	$682,045	$901,670
9/30/20	$1,093,325	$722,166	$986,189
12/31/20	$1,262,037	$920,104	$1,173,753
3/31/21	$1,245,040	$1,020,661	$1,167,119
6/30/21	$1,350,918	$1,076,207	$1,296,343
9/30/21	$1,360,833	$1,047,346	$1,286,492
12/31/21	$1,417,427	$1,087,397	$1,323,151
3/31/22	$1,225,814	$1,024,144	$1,156,695
6/30/22	$986,844	$850,234	$912,959
9/30/22	$920,908	$826,277	$906,997
12/31/22	$985,022	$887,651	$969,593
3/31/23	$1,069,900	$917,745	$1,058,174
6/30/23	$1,134,378	$965,696	$1,124,143
9/30/23	$1,068,443	$919,516	$1,065,418
12/31/23	$1,211,242	$1,042,308	$1,220,396
3/31/24	$1,303,406	$1,114,431	$1,336,291
6/30/24	$1,220,349	$1,066,793	$1,293,352
9/30/24	$1,349,306	$1,160,123	$1,377,954
12/31/24	$1,346,391	$1,167,334	$1,490,141

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	11.16%	6.85%	10.41%
Russell 2500 Index	12.00%	8.77%	8.85%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Performance Inception Date		Nov. 29, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
AssetsNet				$ 407,379,623
Holdings Count | Holding				39
Advisory Fees Paid, Amount				$ 1,608,046
InvestmentCompanyPortfolioTurnover				25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$407,379,623
# of Portfolio Holdings	39
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$1,608,046

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	25.0%
Health Care	19.6%
Information Technology	18.5%
Financials	14.4%
Materials	9.9%
Real Estate	8.3%
Consumer Discretionary	4.3%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Vulcan Materials Co.	5.21%
Ecolab, Inc.	4.69%
Veeva Systems, Inc., Class A	4.55%
CoStar Group, Inc.	4.20%
CBRE Group, Inc., Class A	4.09%
Veralto Corp.	4.02%
Markel Group, Inc.	3.97%
Bio-Techne Corp.	3.79%
HEICO Corp., Class A	3.79%
Old Dominion Freight Line, Inc.	3.78%

* excluding cash equivalents

C000231957
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Institutional Plus
Trading Symbol				DFMLX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$42	0.79%

Expenses Paid, Amount				$ 42
Expense Ratio, Percent				0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate and Financials. Being overweight Technology and underweight Energy also contributed to performance. This was offset by stock selection in Industrials and our overweight to Life Sciences within Health Care as they detracted from performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners Palantir Technologies, Inc. (PLTR) and AppLovin Corp. (APP) alone accounted for our portfolio’s shortfall for the past 6 months. Stock selection in Industrials and Technology and our overweight to Materials and Healthcare also detracted from performance. On the positive side, stock selection within Financials, Real Estate, and Health Care and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance.

The Fund experienced fluctuating performance relative to the Russell 2500 Index, starting with a positive July and August followed by losses through November. A slight recovery was observed in December.

The Fund experienced fluctuating performance relative to the Russell Midcap Growth Index, starting with a positive July, followed by losses through October. A slight recovery was observed in November, but the year concluded with a significant decline in December.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Guidewire Software, Inc.

  Atlassian Corp., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  Edwards Lifesciences Corp.

  Microchip Technology, Inc.

  Mettler-Toledo International, Inc.

  WNS Holdings, Ltd.

  Entegris, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Plus SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/14	$100,000,000	$100,000,000	$100,000,000
3/31/15	$102,090,137	$105,168,412	$105,377,989
6/30/15	$106,270,411	$104,808,744	$104,176,040
9/30/15	$97,779,229	$94,016,866	$95,852,849
12/31/15	$100,789,386	$97,098,350	$99,800,149
3/31/16	$100,587,133	$97,479,890	$100,377,918
6/30/16	$103,620,927	$100,962,356	$101,946,419
9/30/16	$108,003,074	$107,588,277	$106,627,770
12/31/16	$105,061,698	$114,177,137	$107,114,138
3/31/17	$112,146,783	$118,465,819	$114,498,691
6/30/17	$121,998,426	$120,994,435	$119,324,957
9/30/17	$129,016,035	$126,731,512	$125,628,798
12/31/17	$137,861,394	$133,370,799	$134,179,307
3/31/18	$145,103,009	$133,052,018	$137,097,065
6/30/18	$150,314,265	$140,647,646	$141,425,811
9/30/18	$161,481,241	$147,253,032	$152,138,219
12/31/18	$137,603,339	$120,031,167	$127,805,140
3/31/19	$163,920,153	$139,017,169	$152,881,789
6/30/19	$180,788,111	$143,133,308	$161,140,194
9/30/19	$182,397,916	$141,297,905	$160,054,888
12/31/19	$192,833,442	$153,359,134	$173,137,239
3/31/20	$164,236,758	$107,778,014	$138,440,592
6/30/20	$208,155,616	$136,409,026	$180,333,970
9/30/20	$217,899,672	$144,433,279	$197,237,743
12/31/20	$251,502,680	$184,020,875	$234,750,683
3/31/21	$248,103,038	$204,132,117	$233,423,756
6/30/21	$269,209,149	$215,241,318	$259,268,696
9/30/21	$271,121,447	$209,469,124	$257,298,408
12/31/21	$282,395,878	$217,479,404	$264,630,251
3/31/22	$244,220,542	$204,828,732	$231,338,909
6/30/22	$196,682,814	$170,046,720	$182,591,721
9/30/22	$183,619,011	$165,255,474	$181,399,433
12/31/22	$196,392,507	$177,530,134	$193,918,553
3/31/23	$213,375,451	$183,548,932	$211,634,755
6/30/23	$226,221,524	$193,139,262	$224,828,682
9/30/23	$213,085,145	$183,903,193	$213,083,677
12/31/23	$241,607,781	$208,461,688	$244,079,145
3/31/24	$260,042,259	$222,886,158	$267,258,249
6/30/24	$243,494,775	$213,358,648	$258,670,326
9/30/24	$269,477,228	$232,024,654	$275,590,769
12/31/24	$268,969,191	$233,466,731	$298,028,197

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	11.32%	6.88%	10.40%
Russell 2500 Index	12.00%	8.77%	8.85%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Performance Inception Date	Dec. 03, 2021
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
AssetsNet				$ 407,379,623
Holdings Count | Holding				39
Advisory Fees Paid, Amount				$ 1,608,046
InvestmentCompanyPortfolioTurnover				25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$407,379,623
# of Portfolio Holdings	39
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$1,608,046

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	25.0%
Health Care	19.6%
Information Technology	18.5%
Financials	14.4%
Materials	9.9%
Real Estate	8.3%
Consumer Discretionary	4.3%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Vulcan Materials Co.	5.21%
Ecolab, Inc.	4.69%
Veeva Systems, Inc., Class A	4.55%
CoStar Group, Inc.	4.20%
CBRE Group, Inc., Class A	4.09%
Veralto Corp.	4.02%
Markel Group, Inc.	3.97%
Bio-Techne Corp.	3.79%
HEICO Corp., Class A	3.79%
Old Dominion Freight Line, Inc.	3.78%

* excluding cash equivalents

C000115949
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Investor
Trading Symbol				DFDSX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	1.04%

Expenses Paid, Amount				$ 55
Expense Ratio, Percent				1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Small Cap Growth Fund outperformed both its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

The outperformance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Staples, Industrials, and Information Technology sectors detracted the most from performance.

The outperformance relative to the Russell 2000 Growth Index was also driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Financials sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Discretionary, Information Technology, and Industrials sectors detracted the most from performance.

Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2000 Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Materials sector contributing the least.

Financials, Industrials, Information Technology, and Consumer Discretionary were the top performing sectors in the Russell 2000 Growth Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Utilities sector contributing the least.

Top Contributors

  Goosehead Insurance, Inc., Class A

  Perimeter Solutions, Inc.

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  CSW Industrials, Inc.

Top Detractors

  Medpace Holdings, Inc.

  RxSight, Inc.

  Charles River Laboratories International, Inc.

  Novanta, Inc.

  Utz Brands, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,268	$10,432	$10,663
06/30/15	$10,901	$10,475	$10,874
09/30/15	$9,679	$9,227	$9,453
12/31/15	$9,584	$9,559	$9,862
03/31/16	$9,512	$9,413	$9,400
06/30/16	$10,349	$9,770	$9,705
09/30/16	$11,034	$10,654	$10,600
12/31/16	$11,160	$11,595	$10,978
03/31/17	$11,394	$11,881	$11,565
06/30/17	$11,971	$12,174	$12,073
09/30/17	$12,484	$12,864	$12,823
12/31/17	$12,899	$13,294	$13,411
03/31/18	$13,322	$13,283	$13,720
06/30/18	$14,385	$14,312	$14,712
09/30/18	$15,646	$14,824	$15,525
12/31/18	$12,703	$11,830	$12,163
03/31/19	$14,870	$13,555	$14,248
06/30/19	$16,543	$13,839	$14,640
09/30/19	$15,982	$13,507	$14,029
12/31/19	$17,319	$14,849	$15,628
03/31/20	$13,804	$10,303	$11,601
06/30/20	$18,045	$12,922	$15,149
09/30/20	$19,184	$13,559	$16,234
12/31/20	$23,325	$17,813	$21,040
03/31/21	$23,356	$20,075	$22,066
06/30/21	$25,010	$20,937	$22,930
09/30/21	$25,261	$20,024	$21,634
12/31/21	$26,727	$20,453	$21,636
03/31/22	$22,486	$18,914	$18,904
06/30/22	$18,677	$15,661	$15,264
09/30/22	$17,886	$15,319	$15,301
12/31/22	$18,626	$16,273	$15,933
03/31/23	$20,238	$16,718	$16,901
06/30/23	$21,316	$17,589	$18,093
09/30/23	$20,638	$16,687	$16,769
12/31/23	$22,774	$19,028	$18,906
03/31/24	$24,663	$20,013	$20,340
06/30/24	$22,887	$19,357	$19,746
09/30/24	$25,638	$21,152	$21,407
12/31/24	$25,258	$21,223	$21,772

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	10.91%	7.84%	9.71%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 217,513,780
Holdings Count | Holding				49
Advisory Fees Paid, Amount				$ 869,720
InvestmentCompanyPortfolioTurnover				18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$217,513,780
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Investment Advisory Fees (Net of fees waived)	$869,720

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.6%
Information Technology	23.2%
Health Care	15.9%
Financials	15.2%
Consumer Discretionary	7.8%
Materials	5.3%
Consumer Staples	3.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Core & Main, Inc., Class A	3.68%
HEICO Corp., Class A	3.47%
Hamilton Lane, Inc., Class A	3.32%
Bio-Techne Corp.	3.30%
Goosehead Insurance, Inc., Class A	3.28%
Murphy USA, Inc.	3.20%
Kinsale Capital Group, Inc.	3.19%
Guidewire Software, Inc.	3.11%
Appfolio, Inc.	3.10%
Repligen Corp.	2.91%

* excluding cash equivalents

C000195206
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Institutional
Trading Symbol				DFSGX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.94%

Expenses Paid, Amount				$ 50
Expense Ratio, Percent				0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from July 2024 to December 2024, the DF Dent Small Cap Growth Fund outperformed both its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

The outperformance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Staples, Industrials, and Information Technology sectors detracted the most from performance.

The outperformance relative to the Russell 2000 Growth Index was also driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Financials sector contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Stock selection in the Consumer Discretionary, Information Technology, and Industrials sectors detracted the most from performance.

Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2000 Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Materials sector contributing the least.

Financials, Industrials, Information Technology, and Consumer Discretionary were the top performing sectors in the Russell 2000 Growth Index. All the benchmark’s sectors, other than Energy, contributed to performance with the Utilities sector contributing the least.

Top Contributors

  Goosehead Insurance, Inc., Class A

  Perimeter Solutions, Inc.

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  CSW Industrials, Inc.

Top Detractors

  Medpace Holdings, Inc.

  RxSight, Inc.

  Charles River Laboratories International, Inc.

  Novanta, Inc.

  Utz Brands, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
12/31/14	$500,000	$500,000	$500,000
3/31/15	$513,381	$521,577	$533,149
6/30/15	$545,049	$523,772	$543,689
9/30/15	$483,943	$461,350	$472,674
12/31/15	$479,191	$477,930	$493,092
3/31/16	$475,588	$470,672	$470,001
6/30/16	$517,472	$488,519	$485,234
9/30/16	$551,700	$532,710	$529,979
12/31/16	$558,005	$579,767	$548,900
3/31/17	$569,715	$594,063	$578,260
6/30/17	$598,538	$608,699	$603,639
9/30/17	$624,209	$643,203	$641,175
12/31/17	$644,926	$664,687	$670,573
3/31/18	$666,544	$664,127	$685,992
6/30/18	$719,237	$715,622	$735,608
9/30/18	$783,189	$741,215	$776,237
12/31/18	$635,580	$591,478	$608,157
3/31/19	$744,412	$677,740	$712,424
6/30/19	$828,576	$691,939	$732,002
9/30/19	$800,521	$675,327	$701,455
12/31/19	$867,835	$742,453	$781,381
3/31/20	$691,618	$515,153	$580,059
6/30/20	$904,159	$646,097	$757,465
9/30/20	$961,589	$677,963	$811,684
12/31/20	$1,169,627	$890,653	$1,051,991
3/31/21	$1,171,633	$1,003,757	$1,103,278
6/30/21	$1,254,855	$1,046,844	$1,146,499
9/30/21	$1,267,389	$1,001,198	$1,081,692
12/31/21	$1,341,679	$1,022,638	$1,081,813
3/31/22	$1,128,673	$945,676	$945,208
6/30/22	$937,738	$783,066	$763,215
9/30/22	$898,216	$765,938	$765,061
12/31/22	$935,685	$813,647	$796,674
3/31/23	$1,016,781	$835,923	$845,054
6/30/23	$1,071,187	$879,435	$904,652
9/30/23	$1,037,311	$834,337	$838,443
12/31/23	$1,145,097	$951,388	$945,321
3/31/24	$1,240,565	$1,000,671	$1,016,994
6/30/24	$1,151,257	$967,872	$987,306
9/30/24	$1,290,352	$1,057,622	$1,070,340
12/31/24	$1,271,874	$1,061,159	$1,088,578

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	11.07%	7.94%	9.79%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

Performance Inception Date			Nov. 20, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
AssetsNet				$ 217,513,780
Holdings Count | Holding				49
Advisory Fees Paid, Amount				$ 869,720
InvestmentCompanyPortfolioTurnover				18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$217,513,780
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Investment Advisory Fees (Net of fees waived)	$869,720

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.6%
Information Technology	23.2%
Health Care	15.9%
Financials	15.2%
Consumer Discretionary	7.8%
Materials	5.3%
Consumer Staples	3.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Core & Main, Inc., Class A	3.68%
HEICO Corp., Class A	3.47%
Hamilton Lane, Inc., Class A	3.32%
Bio-Techne Corp.	3.30%
Goosehead Insurance, Inc., Class A	3.28%
Murphy USA, Inc.	3.20%
Kinsale Capital Group, Inc.	3.19%
Guidewire Software, Inc.	3.11%
Appfolio, Inc.	3.10%
Repligen Corp.	2.91%

* excluding cash equivalents